1933 Act File No. 33-16706
                                                            811-5300

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 15                X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 15                        X

                           EVERGREEN MONEY MARKET FUND
                     (formerly Evergreen Money Market Trust)

               (Exact Name of Registrant as Specified in Charter)

               2500 WESTCHESTER AVENUE, PURCHASE, NEW YORK 10577
                    (Address of Principal Executive Offices)

                                 (914) 694-2020
                         (Registrant's Telephone Number)

                           James P. Wallin, Esquire,
                             2500 Westchester Avenue
                            Purchase, New York 10577
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John A. Dudley, Esquire
                              Sullivan & Worcester
                           1025 Connecticut Ave., N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box) /X/ Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or / / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph (a)(i)


Registrant has filed a Declaration purusant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's Evergreen Money Market Fund series' last fiscal year was filed on or about October 31, 1996. A Rule 24f-2 Notice for Registrant's Evergreen the Institutional Money Market Fund series and the Evergreen Institutional Treasury Money Market Fund series' last fiscal years was filed on or about April 30, 1997.

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information

Item 6.   Capital Stock and Other Securities        Dividends, Distributions and
                                                      Taxes; General
                                                      Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Other
                                                      Restrictions and
                                                      Operating Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        THE EVERGREEN MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS

  PROSPECTUS                                                 October 31, 1996
                                                                   As amended
                                                               August 1, 1997
  EVERGREEN(SM) MONEY MARKET FUNDS
  Evergreen Money Market Fund
  CLASS K SHARES                                        (Evergreen tree logo)
           The Evergreen Money Market Fund (the "Fund") is designed to provide investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Class K shares offered by the Fund. The Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.
           A Statement of Additional Information for the Fund dated Octo-ber 31, 1996, as amended August 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at
  (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.
  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve investment risks.
  An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
  TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   Keep This Prospectus For Future Reference
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp.
  Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUND                                        2
EXPENSE INFORMATION                                         3
DESCRIPTION OF THE FUND
         Investment Objective and Policies                  4
         Investment Practices and Restrictions              5
MANAGEMENT OF THE FUND
         Investment Adviser                                 6
         Sub-Adviser                                        7
         Sub-Administrator                                  7
         Distribution Plan and Agreement                    7
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                  8
         How to Redeem Shares                               9
         Exchange Privilege                                10
         Shareholder Services                              11
         Effect of Banking Laws                            12
OTHER INFORMATION
         Dividends, Distributions and Taxes                13
         General Information                               13

                              OVERVIEW OF THE FUND
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Fund" and "Management of the Fund".
       The Fund's investment adviser is Evergreen Asset Management Corp. ("Evergreen Asset") which, with its predecessors, has served as an investment adviser to the Evergreen Funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation, a bank holding company in the United States.
       Evergreen Money Market Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality money market instruments.
       The Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
    There is no assurance that the investment objective of the Fund will be achieved.
                                       2

                              EXPENSE INFORMATION
       The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Contingent Deferred Sales Charge (1)                                               None

       The following tables show for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class K shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in Class K shares for the periods specified assuming (i) a 5% annual return, and (ii) redemption at the end of each period. Evergreen Money Market Fund

                                                              Example(4)
               Annual Operating                    Assuming Redemption   Assuming no
                 Expenses(2)                        at End of Period     Redemption
                   Class K                               Class K           Class K
Management
Fees                 0.47%        1 Year                  $  49             $   9
12b-1 Fees(3)        0.30%        3 Years                 $  48             $  28
Other Expenses       0.12%        5 Years                 $  49             $  49
Total                0.89%        10 Years                $ 110             $ 110




Amounts shown in the example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(1) The contingent deferred sales charge applicable to shares of any Keystone Classic Fund exchanged for Class K shares of the Fund will carry over to the Class K shares received in the exchange.
(2) Expense ratios shown above are estimated for the Fund's fiscal year ended August 31, 1997. Total Annual Operating Expenses include indirectly paid expenses. Evergreen Asset has agreed to reimburse the Fund for certain expenses to the extent that the Fund's aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder services fees and extraordinary expenses) exceed 1.00% of the average net assets for any fiscal year.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules adopted by the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution Plan."
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.
                                       3

                            DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVE AND POLICIES
       In addition to the investment policies detailed below, the Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
       The investment objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The Fund's permitted investments include:
       1. Marketable obligations of, or guaranteed by, the United States government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.
       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings see the Statement of Additional Information.
       3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).
       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.
       5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by a SRO and determined by the investment adviser to be of comparable quality.
       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
       7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.
                                       4

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.
       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.

INVESTMENT PRACTICES AND RESTRICTIONS

GENERAL. The Fund invests only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations, which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Fund maintains a dollar-weighted average portfolio maturity of ninety days or less. The Fund follows these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, the Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the Trustees determine, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.
       The ability of the Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Fund invests to meet its payment obligations. In addition, the portfolio of the Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities. The Fund will require continued maintenance of collateral with its custodian in an amount equal to, or in excess of, the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral. The Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. The Fund may not enter into repurchase agreements if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days and in other securities that are not readily marketable.

SECURITIES LENDING. In order to generate income and to offset expenses, the Fund may lend portfolio securities to brokers, dealers and other financial organizations and enter into reverse repurchase agreements. The Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Fund, if and
                                       5
when made, may not exceed 30% of the Fund's total assets and will be collateralized by cash, letters of credit or United States government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. The Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect the Fund and its investors. The Fund may pay reasonable fees in connection with such loans.

ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.

OTHER INVESTMENT POLICIES. The Fund may borrow money for temporary or emergency purposes in amounts not in excess of 10% of the value of its total assets, including the amount borrowed. The Fund may agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") at the time of such borrowing in amounts up to 5% of the value of its total assets. The Fund will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding. If the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

OTHER INVESTMENT RESTRICTIONS. The Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND
INVESTMENT ADVISER
       The management of the Fund is supervised by the Trustees of the Evergreen Money Market Trust (the "Trust"). Evergreen Asset has been retained to serve as investment adviser to the Fund. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen Funds since 1971. Evergreen Asset, a subsidiary of FUNB, is located at 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), a bank holding company in the United States.
       First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Brokerage Services, Inc., a wholly-owned subsidiary of First Union, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of the Fund, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from the Fund an annual fee equal to .50% of average daily net assets of the Fund on the first $1 billion in assets and .45% of average daily net assets in excess of $1 billion. However, Evergreen Asset has in the past, and may in the future, voluntarily waive all or a portion of its fee for the purpose of reducing the Fund's expense ratio.
                                       6

SUB-ADVISER
       Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of the Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
SUB-ADMINISTRATOR
       BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), distributor for the Evergreen Keystone Funds, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Evergreen Keystone Investment Services, Inc. ("EKIS") based on the aggregate average daily net assets of all the mutual funds for which First Union affiliates serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                            Sub-Administrator Fee
                 0.0100% on the first $7 billion
                 0.0075% on the next $3 billion
                 0.0050% on the next $15 billion
                 0.0040% on assets in excess of $25 billion

       The total assets of the mutual funds for which First Union affiliates serve as investment advisers were approximately $30.5 billion as of June 30, 1997.
DISTRIBUTION PLAN AND AGREEMENT
       Distribution Plan. The Fund bears some of the expenses associated with selling Class K shares under a distribution plan that it has adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Plan"). Under the Plan, the Fund may currently pay up to 0.30% of the average daily net assets attributable to Class K shares for distribution-related and shareholder servicing-related expenses. Of that amount, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.
       Distribution Agreement. The Fund has also entered into a distribution agreement (a "Distribution Agreement") with EKD. Pursuant to the Distribution Agreement, the Fund will compensate EKD for its services as distributor up to 0.30% of the average daily net assets of the Fund.
       The Distribution Agreement provides that EKD will use the distribution fee received from the Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EKD may assign its rights to receive compensation under the Plan to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. First Union or its affiliates may finance the payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund.
                                       7

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EKD. In addition, you may purchase shares of the Fund by mailing to that Fund, c/o Evergreen Keystone Service Company ("EKSC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.
       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Application for more information. Only Class K shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").
       You may purchase Class K shares of the Fund at net asset value without an initial sales charge. However, if Class K shares are purchased through an exchange of shares of a Keystone Classic Fund which are subject to a contingent deferred sales charge ("CDSC"), such CDSC will carry over to the Class K shares acquired in the exchange transaction.

How the Funds Value Their Shares. The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street Bank and Trust Company ("State Street") is closed. The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of the Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Fund's investment adviser, are accrued daily. The securities in the Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.
       The Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of the Fund's portfolio valued at amortized cost with market values. If a deviation of 0.50% or more were to occur between the net asset value calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees of the Trust believe would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from his or her account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
       Shares of the Fund are sold at the net asset value per share next determined after a shareholder's investment has been converted to federal funds. Investments by federal funds wire will be effective upon receipt. Qualified institutions may telephone orders for the purchase of Fund shares. Shares purchased by institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time),
                                       8
and federal funds are received the same day by 4:00 p.m. (Eastern time). Institutions should telephone the Fund at the telephone number on the front page of this prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day.
       The Application may not be used to invest in any of the prototype retirement plans for which the Fund is an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the telephone number set forth on the cover page of this Prospectus. The Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Keystone funds. Although not currently anticipated, the Fund reserves the right to suspend the offer of shares for a period of time.
       In addition to the discount or commission paid to broker-dealers, EKD may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of the specified minimum dollar amount of shares of the Fund and/or other Evergreen Keystone funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a broker-dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EKD may also limit the availability of such incentives to certain specified broker-dealers. EKD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of the Fund's investment adviser, and other selected broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EKD or the Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

HOW TO REDEEM SHARES
       You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash, (at the net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
Redeeming Shares Directly By Mail Or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o EKSC; the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.
       Shareholders may withdraw amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes,
                                       9
shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.
       In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.
       Except as otherwise noted, the Fund, EKSC and EKD will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. The Fund, EKSC and EKD will not be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

Evergreen Keystone Express Line. The Evergreen Keystone Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when
(1) the Exchange is closed, other than customary weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the SEC so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your Class K shares for shares of any other fund in the Keystone Classic Fund Family through your financial intermediary, or by calling or writing EKSC, or by using the Evergreen Keystone Express Line as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, that represents an initial investment in a Keystone Classic Fund, is subject to the minimum investment and suitability requirements of each fund.
       If you have obtained the appropriate prospectus, you may exchange Class K shares that you purchased directly for shares of any fund in the Keystone Classic Fund Family. In such an exchange, you will acquire the shares of the Keystone Classic fund subject to any sales charge, CDSC or other fee imposed by such fund.
       You may also obtain Class K shares by exchanging them for the shares of a Keystone Classic Fund. Such an exchange is not subject to a CDSC. However, if the shares tendered for exchange were still subject to a CDSC, such CDSC will carry over to the shares acquired in the exchange transaction.
                                       10

       The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the net asset value at time of purchase of such shares. The CDSC is calculated according to the following schedule:

Redemption Timing                                                                              CDSC
During the calendar year of purchase........................................................   4.00%
During the first calendar year after the year of purchase...................................   3.00%
During the second calendar year after the year of purchase..................................   2.00%
During the third calendar year after the year of purchase...................................   1.00%
Thereafter..................................................................................   0.00%

       In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund will first redeem shares not subject to a CDSC and will then redeem shares you have held the longest.
       Each of the Keystone Classic Funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests received by the Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares," however, no signature guarantee is required.

SHAREHOLDER SERVICES
       The Fund offers the following shareholder services. For more information about these services or your account, contact EKSC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may invest not less than $50 or more than $10,000 per investment into an existing account. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75, or a maximum of 1.0% per month or 3.0% per quarter of the total net asset value of your account when the Plan was established. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any
                                       11
applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments. Excessive withdrawals may decrease or deplete the value of your account.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Fund and the other Evergreen Keystone funds available to their participants. The Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen Keystone funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.
       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the Application
(1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen Keystone fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone fund. You may select this service on your Application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See the SAI.

Tax Deferred Retirement Plans. The Fund has various retirement plans available to eligible investors, including: Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuities; 403(b)(7) Plans (TSAs); 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of First Union, is subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If Evergreen Asset was prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.
                                       12

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Fund declares substantially all of its net income as dividends on each business day. Such dividends are paid monthly. Net investment income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of the Fund. Gains or losses realized upon the sale of portfolio securities are not included in net investment income, but are reflected in the net asset value of the Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently. The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter will be treated as paid in the immediately preceding December.
       Dividends will be automatically reinvested in full and fractional shares of the Fund on the last business day of each month. However, shareholders who so inform the transfer agent may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
       The Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.
       Following the end of each calendar year, every shareholder of the Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Fund's gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. The Fund is a separate investment series of Evergreen Money Market Trust, a Massachusetts business trust organized in 1987.
       The Fund does not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in Class K of the Fund will be entitled to his or her share of all dividends and distributions from the Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and,
                                       13
upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares. The Trust is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in the Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, Class B, Class C, Class K and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution expenses as well as any other expenses applicable only to a specific class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian, Registrar, Transfer Agent And Dividend-Disbursing Agent. State
Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian, EKSC, a wholly-owned subsidiary of Keystone Investment Management Company ("Keystone"), serves as the Fund's transfer agent. EKSC is located at 200 Berkeley Street, Boston, Massachusetts 02116. EKSC is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Fund.

Principal Underwriter. EKD, an affiliate of BISYS, located 125 W. 55th Street, New York, New York 10019, is the principal underwriter of the Fund. BISYS also provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to the Fund, including providing personnel to serve as officers of the Fund.

Other Classes of Shares. The Fund offers five classes of shares, Class A, Class B, Class C, Class K and Class Y. Class A, B and C shares are offered through a separate prospectus. Class Y shares are also offered through a separate prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of the Capital Management Group of FUNB, Evergreen Asset, Keystone or their affiliates. Performance Information. From time to time, the Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of the Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of the Fund's yields for any future period.
       The method of calculating the Fund's yield is set forth in the Statement of Additional Information.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
       In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen Keystone funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EKD may also reprint, and use as advertising and sales literature, articles from Evergreen Keystone Events, a quarterly magazine provided to Evergreen Keystone fund shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which the Fund operates provides that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
                                       14

  Investment Adviser
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      Evergreen Money Market Fund

  Custodian
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  Transfer Agent
  Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts, 02106-2121

  Legal Counsel
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  Independent Accountants
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      Evergreen Money Market Fund

  Distributor
  Evergreen Keystone Distributor, Inc., 125 W. 55th Street, New York, New York 10019

  60155                                                                   541366

                        THE EVERGREEN MONEY MARKET TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 1996
                            As Amended August 1, 1997

                        THE EVERGREEN MONEY MARKET FUNDS

                2500 Westchester Avenue, Purchase, New York 10577

                                  800-343-2898

Evergreen Money Market Fund ("Money Market")
Evergreen Tax Exempt Money Market Fund ("Tax Exempt")
Evergreen Pennsylvania Tax-Free Money Market Fund (formerly FFB Pennsylvania Tax-Free Money Market Fund)("Pennsylvania") Evergreen Treasury Money Market Fund (formerly First Union Treasury Money Market Portfolio)("Treasury") Evergreen Institutional Money Market Fund ("Institutional Money Market") Evergreen Institutional Tax Exempt Money Market Fund ("Institutional Tax Exempt") Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury")

This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated October 31, 1996, as amended August 1, 1997, for the Fund in which you are making or contemplating an investment. The Evergreen Money Market Funds are offered through seven separate prospectuses: one offering Class A, Class B and Class C shares of Money Market and Class A shares of Tax Exempt and Treasury, one offering Class K shares of Money Market, one offering Class A shares of Pennsylvania, one offering Class Y shares of Money Market, Tax Exempt and Treasury, one offering Class Y shares of Pennsylvania, one offering Institutional Service shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury and one offering Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                TABLE OF CONTENTS

Investment Objectives and Policies................................ 2
Investment Restrictions........................................... 4
Certain Risk Considerations....................................... 8
Management........................................................ 8
Investment Advisers............................................... 15
Distribution Plans................................................ 19
Allocation of Brokerage........................................... 21
Additional Tax Information........................................ 22
Net Asset Value................................................... 24
Purchase of Shares................................................ 25
General Information About the Funds............................... 29
Performance Information........................................... 30
Financial Statements.............................................. 33

Appendix A - Description of Bond, Municipal Note and Commercial Paper Ratings Appendix B - Special Considerations Relating to Investment In Pennsylvania
                  Municipal Issuers


                       INVESTMENT OBJECTIVES AND POLICIES
   (See also "Description of the Funds -Investment Objectives and Policies" in
                             each Fund's Prospectus)

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The following expands upon the discussion in the Prospectuses regarding certain investments of the following Funds:



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Tax Exempt, Pennsylvania and Institutional Tax Exempt

To attain its objectives, each Fund invests primarily in high quality Municipal Obligations which have remaining maturities not exceeding thirteen months. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. For information concerning the investment quality of Municipal Obligations that may be purchased by the Fund, see "Investment Objective and Policies" in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security.

For the purpose of certain requirements under the Investment Company Act of 1940 (the "1940 Act") and each Fund's various investment restrictions, identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government which created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the government or other agency.

Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes (TANs), bond anticipation notes (BANs), revenue anticipation notes (RANs), construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenue are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt.

Municipal Leases. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees of each Trust under which each Fund operates may adopt guidelines and delegate to the Adviser (as defined below) the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Adviser may consider such factors as the frequency of trades for the obligations, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the

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10% limitation on investments in illiquid securities.

For purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

As described in each Fund's Prospectus, the Fund may, under limited circumstances, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. A Fund will enter into repurchase agreements only with broker-dealers, domestic banks or recognized financial institutions which, in the opinion of the Fund's Adviser, present minimal credit risks. In the event of default by the seller under a repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund's Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the agreed upon repurchase price. Repurchase agreements may be considered to be loans under the 1940 Act, collateralized by the underlying securities.

Each Fund may engage in the following investment activities:

         Securities With Put Rights (or "stand-by commitments"). When a Fund purchases Municipal Obligations it may obtain the right to resell them, or "put" them, to the seller (a broker-dealer or bank) at an agreed upon price within a specific period prior to their maturity date. The Fund does not limit the percentage of its assets that may be invested in securities with put rights.

         The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, each Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

         A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. Each Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

         The acquisition of a put will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by that Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.




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                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's Adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1........Concentration of Assets in Any One Issuer

 .........Tax Exempt,  Pennsylvania,  Money Market,  Institutional Tax Exempt and
Institutional Money Market may not invest more than 5% of their total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of Tax Exempt's, Institutional Tax Exempt's and
Pennsylvania's   total  assets  may  be  invested  without  regard  to  such  5%
limitation.   For  this  purpose  each   political   subdivision,   agency,   or
instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3........Investment for Purposes of Control or Management

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........Neither Money Market, Pennsylvania, Tax Exempt, Treasury, Institutional
Money Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 .........Money  Market and Institutional  Money Market* may not invest more than
5% of their total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that (i) each Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and
(ii) each Fund may invest in municipal securities.

6........Underwriting

 .........Money Market, Pennsylvania,  Tax Exempt, Institutional Money Market and
Institutional Tax Exempt may not engage in the business of underwriting the securities of other issuers; provided that the purchase by Tax Exempt and Institutional Tax Exempt of municipal securities or other permitted investments, directly from the issuer thereof (or

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



from an underwriter for an issuer) and the later disposition of such securities in accordance with the Fund's investment program shall not be deemed to be an underwriting.

7........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

8........Concentration in Any One Industry

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities, or with respect to Pennsylvania, Tax Exempt and Institutional Tax Exempt, to municipal securities and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks.

9........Warrants

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total net assets in warrants, and, of this amount, no more than 2% of the Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.......Ownership by Trustees/Officers

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may make short sales of securities or maintain a short position; except that, in the case of Treasury, Institutional Treasury, Institutional Tax Exempt and Institutional Money Market, at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

12.......Lending of Funds and Securities

 .........Tax  Exempt and  Institutional  Tax Exempt may not lend their  funds to other persons; however, they may purchase issues of debt securities, enter into repurchase agreements and acquire privately negotiated loans made to municipal borrowers.

     .........Money  Market and  Institutional  Money  Market may not lend their funds to other persons, provided that they may purchase money market securities or enter into repurchase agreements.

 .........Treasury and Institutional  Treasury will not lend any of their assets, except that they may purchase or hold U.S. Treasury obligations, including repurchase agreements.

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets (5% in the case of

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Pennsylvania).

13.......Commodities

 .........  Money  Market,  Tax  Exempt,   Treasury*,   Institutional  Treasury*,
Institutional Money Market* and Institutional Tax Exempt* may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

14.......Real Estate

 .........The Funds may not purchase,  sell or invest in real estate or interests in real estate, except that Money Market and Institutional Money Market may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts, Tax Exempt and Institutional Tax Exempt may purchase municipal securities and other debt securities secured by real estate or interests therein and Pennsylvania may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 ......... Money Market, Tax Exempt, Institutional Money Market and Institutional
Tax Exempt may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at times when any borrowings (including reverse repurchase agreements) are outstanding. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.

 .........Pennsylvania  shall not  borrow  money,  issue  senior  securities,  or pledge, mortgage or hypothecate its assets, except that the Fund may borrow from banks if immediately after each borrowing there is asset coverage of at least 300%.

 .........Treasury  and  Institutional  Treasury will not issue senior securities except that each Fund may borrow money directly, as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets, or in an amount up to one- third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings need not be collateralized. Each Fund will not purchase any securities while borrowings in excess of 5% of the total value of its total assets are outstanding. Each Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. Treasury and Institutional Treasury will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, Treasury and Institutional Treasury may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

16.......Options

 .........Money Market, Tax Exempt, Institutional Money Market* and Institutional
Tax Exempt* may not write, purchase or sell put or call options, or combinations thereof, except Money Market and Institutional Money Market may do so as permitted under "Description of the Funds - Investment Objective and Policies" in each Fund's Prospectus and Tax Exempt and Institutional Tax Exempt may purchase securities with rights to put securities to the seller in accordance with its investment program.

 .........Pennsylvania shall not write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Fund may purchase securities with put or demand rights.

17.......Investment in Municipal Securities

 .........Pennsylvania,  Tax Exempt and  Institutional  Tax Exempt may not invest more than 20% of its total assets in securities other than municipal securities (as described under "Description of Funds - Investment Objectives and Policies" in each Fund's Prospectus),

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



unless extraordinary  circumstances  dictate a more defensive posture.

18.......Investment in Money Market Securities

 .........Money  Market may not purchase any  securities  other than money market instruments(as described under "Description of Funds - Investment Objectives and Policies" in the Fund's Prospectus).

19.......Investing in Securities of Other Investment Companies

 .........Treasury*,  Money Market*,  Pennsylvania*,  Tax Exempt*,  Institutional
Treasury*, Institutional Money Market* and Institutional Tax Exempt* will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Funds in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

                           CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus.

                                   MANAGEMENT

The age, address and principal occupation of the Trustees and executive officers of Evergreen Investment Trust (formerly First Union Funds), The Evergreen Municipal Trust, Evergreen Tax Free Trust (formerly FFB Funds Trust) and Evergreen Money Market Trust (each a "Trust" and collectively the "Trusts"), during the past five years are set forth below:

Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam (70), Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Gerald M. McDonnell (57), 821 Regency Drive, Charlotte, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990. Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit* (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

Russell A. Salton, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC-Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

Michael S. Scofield (53), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee Emeritus.

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Corporate consultant since 1967.

John J. Pileggi (37), 230 Park Avenue, Suite 910, New York, NY-President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

George O. Martinez (37), 3435 Stelzer Road, Columbus, OH-Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

The officers listed above hold the same positions with forty-two investment companies offering a total of seventy-three investment funds within the Evergreen Keystone mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees of all forty-two investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees of forty-one of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin, Bam are Trustees of forty of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust.) Mr. Jeffries has been serving as a Trustee Emeritus of eleven of the investment companies since January 1, 1996 (excluded are Evergreen Variable Trust, Evergreen Investment Trust, as well as the Keystone group of mutual funds).
----------

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the 1940 Act.

The officers of the Trusts are all officers and/or employees of or consultants to The BISYS Group ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. BISYS is an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of each Class of shares of each Fund.

The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank, Evergreen Asset Management Corp., Keystone Investment Management Company or their affiliates.
See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. Evergreen Investment Trust, Evergreen Money Market Trust and The Evergreen Municipal Trust pay each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses. The Evergreen Tax Free Trust pays each Trustee who is not an "affiliated person" a fee per meeting attended, plus expenses, as follows:

Name of Fund                    Annual Retainer             Meeting Fee
Evergreen Investment Trust -    $15,000*                    $2,000*
     Treasury
Evergreen Money Market Trust -        **
    Money Market                                            $100
Institutional Money Market                                  $100
Institutional Treasury                                      $100
The Evergreen Municipal Trust -       **
    Tax Exempt                                              $100
Institutional Tax Exempt                                    $100
Evergreen Tax Free Trust -      -0-
    Pennsylvania                                            $100
---------------------------

* The annual retainer and the per meeting fee paid by Evergreen Investment Trust to each Trustee are allocated among its fourteen series.

** $4,000, allocated among the Evergreen Money Market Trust (which offers three investment series) and The Evergreen Municipal Trust (which offers five investment series).

In addition:

  (1) Each non-affiliated Trustee is paid a fee of $500 for each special telephonic meeting in which he participates, regardless of the number of Funds for which the meeting is called.

  (2)     The  Chairman of the Board of the  Evergreen  group of mutual funds is

21327
                                                                 8
          paid an annual retainer of $5,000, and the Chairman of the Audit Committee is paid an annual retainer of $2,000. These retainers are allocated among all the funds in the Evergreen group of mutual funds, based upon assets.

  (3)     Each member of the Audit Committee is paid an annual retainer of $500.

  (4) Any individual who has been appointed as a Trustee Emeritus of one or more funds in the Evergreen group of mutual funds is paid one-half of the fees that are payable to regular Trustees.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by each of Evergreen Investment Trust, The Evergreen Municipal Trust, Evergreen Money Market Trust and by Evergreen Tax Free Trust for the one-year period ended February 28, 1997.




                        AGGREGATE COMPENSATION FROM TRUST

                                                                       Total
                                                                       Compensation
                     Evergreen   The                                   From Trusts
                     Money       Evergreen     Evergreen   Evergreen   & Fund
 Name of             Market      Municipal     Investment  Tax Free    Complex Paid
 Trustee             Trust       Trust         Trust       Trust       to Trustees
Laurence Ashkin      $4,853     $4,119        $     0     $1,017       $33,621

Foster Bam            4,553      3,719              0        817        30,921

James S. Howell       4,690      4,196         27,817      1,009        66,000

Gerald M.
McDonnell             3,845      3,417         23,927        806        53,300

Thomas L.
McVerry               4,377      3,941         26,637      1,006        59,500

William Walt
Pettit                3,993      3,724         25,459      1,009        57,000

Russell A.
Salton, III, M.D.     3,993      3,724         25,458      1,009        61,000

Michael S.
Scofield              4,070      3,750         25,458      1,009        61,102

Robert Jeffries*      1,867      1,523              0        411        13,305
--------------------

*  Robert J. Jeffries has been serving as a Trustee Emeritus since January 1,
1996.

      As of the date of this Statement of Additional Information, the officers and Trustees of each of the Trusts as a group owned less than 1% of the outstanding shares of any of the Funds.

     Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of June 30, 1997 (for Money Market, Tax Exempt and Treasury) and as of April 30, 1997 (for Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional
Treasury).



21327
                                                                 9




                                    Name of                            % of
Name and Address*                   Fund/Class       No. of Shares     Class
------------------                  ----------       -------------     ------
First Union National Bank             Money Market/A             643,789,855               27.02%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank             Money Market/A             158,684,261               6.66%
Trust Accounts
Attn: Ginny Batten CMG 1151-2
401 Tryon Street 3rd Fl.
Charlotte, NC 28202-1911

FUNB                                  Money Market/A             303,558,794               12.74%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Money Market/A             250,842,296               10.53%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Money Market/A             126,683,997               5.32%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank             Money Market/Y             218,527,368               37.47%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151-2
401 S Tryon Street
Charlotte, NC 28202-1911

Pitcairn Trust C.                     Money Market/Y             43,272,979                7.42%
One Pitcairn Place
Jenkintown, PA 19046

Evergreen "Y" Fund                    Money Market/Y             39,929,465                6.85%
Reinvest Account
C/O FUNB-NC For Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

FUNB                                  Tax-Exempt/A              202,940,580               30.57%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Tax-Exempt/A              144,582,220               21.78%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                  Tax-Exempt/A               41,969,118                6.32%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank             Tax-Exempt/A               69,558,638                10.48%
Trust Accounts
Attn: Ginny Batten CMG 1151-2

21327
                                                                 10




301 S. Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

FUNB                                       Tax-Exempt/A      35,610,682                5.36%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank                  Tax-Exempt/Y      38,867,553                9.79%
Trust Accounts
Attn: Ginny Batten
CMG-1151-2
401 S. Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Tax-Exempt Money                 Tax Exempt/Y      45,351,226                11.43%
Market "Y" Shr Fund Cash A/C
C/O FUNB for Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

Evergreen Tax-Exempt Money                 Tax Exempt/Y      22,263,599                5.61%
Market "Y" Shr Fund Cash A/C
C/O FUNB for Customers
One First Union Center
301 South College St.
Charlotte, NC 28288-0601

First Union National Bank                 Treasury/A          660,907,180              27.23%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

FUNB                                     Treasury/A                 471,137,573               19.41%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

FUNB                                     Treasury/A                 239,004,367               9.85%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                     Treasury/A                 205,832,508               8.48%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                                     Treasury/A                 147,199,520               6.06%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank                 Treasury/Y                 576,673,827              90.31%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-0002

Johnathan B. Detwiller                     Pennsylvania/Y             2,932,014          8.83%/4.65%
P.O. Box 69
Phoenixville, PA 19460-0069


21327
                                                                 11




First Union National Bank               Pennsylvania/Y           10,379,554                31.27%/16.46%
Trust Accounts
Attn: Ginny Batten CMG 11512
301 S. Tryon Street
Charlotte, NC 28202-0001

Agnes C. Kim                            Pennsylvania/Y             2,335,497                 7.04%/3.70%
760 Conshohocken State Rd.
Gladuyne, PA 19035-1416

FUNB                                    Pennsylvania/Y            21,890,603                73.32%/34.72%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

Hans P. Utsch                           Pennsylvania/A             3,648,793                 12.22%/5.79%
Susan Utsch JT WROS
819 Church Road
Wayne, PA 19087-4714

First Union National Bank                Inst MMkt/I             454,069,389               91.95%/29.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst MMkt/IS            263,973,048               39.74%/22.79%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

Ivax Corporation                         Inst MMkt/IS            40,411,193                6.08%/3.49%
Attn: Jason White
4400 Biscayne Blvd. 7th Floor
Miami, FL 33137-3212

First Union National Bank               Inst Tx-Ex MM/I         155,276,582               100.00%/91.72%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank               Inst Tx-Ex MM/IS           13,616,585               97.12%/8.04%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst Treas MM/I         527,222,486               99.33%/59.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                Inst Treas MM/I        277,915,322               77.27%/31.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

         First Union National Bank and its affiliates act in various capacities for numerous accounts. As a result of its ownership on June 30, 1997, 90.31% of Class Y shares and 71.03% of Class A shares of Treasury Money Market Fund, 44.32% of Class Y and 62.27% of Class A shares of Money Market Fund and 26.83% of Class Y shares and 74.51% of Class A shares of Tax Exempt Money Market Fund and on April 30, 1997 31.27% and 73.32%, respectively, of Class Y and Class A shares of Pennsylvania Money Market Fund,, First Union National Bank may be

21327
                                                                 12
deemed to "control" those Funds as that term is defined in the 1940 Act.

                               INVESTMENT ADVISERS
         (See also "Management of the Funds" in each Fund's Prospectus)

The investment adviser of Money Market and Tax Exempt is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser"). Evergreen Asset is owned by First Union National Bank ("FUNB") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania is FUNB which provides investment advisory services through its Capital Management Group ("CMG").

The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, and Theodore J. Israel, Jr., Executive Vice President.

The partnership interests in Lieber, a New York general partnership, were owned by Lieber I Corp. and Lieber II Corp., which are both wholly owned subsidiaries of FUNB.

Prior to January 1, 1996, First Fidelity Bank, N.A. acted as investment adviser to Pennsylvania.

Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:


TAX EXEMPT                 Year Ended          Year Ended      Year Ended
                           8/31/96             8/31/95         8/31/94
Advisory Fee               $5,540,924         $2,329,035      $2,126,246

Waiver                    (1,243,131)         (558,942)       (1,256,653)
                         -----------         ---------       -----------
Net Advisory Fee          $4,297,793         $1,770,093       $  869,593
                          ===========        ==========       ===========



MONEY MARKET        Six Months       Year Ended      Year Ended     Year Ended
                   Ended 2/28/97       8/31/96         8/31/95       8/31/94
Advisory Fee        $6,061,353        $8,346,173      $1,831,518    $1,245,513

Waiver               1,255,415       (2,427,423)     (732,723)      (974,438)
                     ---------        ---------     -----------    ----------
Net Advisory Fee     4,805,938       $5,918,750     $1,098,795     $  271,075
                     =========        ==========     ==========    ===========



PENNSYLVANIA               Six Months        Year Ended        Year Ended
                          Ended 8/31/96*      2/29/96          2/28/95
Advisory Fee               $148,591           $312,440         $ 85,049

Waiver                    (59,186)           (241,213)         (85,049)
                          --------           ---------        ---------
Net Advisory Fee           $89,405            $ 71,227                0
                          ========           =========        =========



TREASURY                   Year Ended        Eight Months      Year Ended
                           8/31/96           Ended             12/31/94
                                              8/31/95**
Advisory Fee               $8,857,503        $2,814,251        $2,549,955

Waiver                    (2,109,068)       (1,258,611)       (1,948,237)
                           ----------         ---------        ----------
Net Advisory Fee           $6,748,435        $1,555,640         $ 601,718
                           ==========        ==========        ==========

INSTITUTIONAL MONEY     Period From 11/19/96
 MARKET                    Through 2/28/97

Advisory Fee               $337,302

Waiver                     (337,302)
                           ---------
Net Advisory Fee               0
                           =========

INSTITUTIONAL TAX       Period From 11/20/96
 EXEMPT                 Through 2/28/97

Advisory Fee               $ 77,430

Waiver                     (77,430)
                           ---------
Net Advisory Fee               0
                           =========

INSTITUTIONAL TREASURY  Period From 11/20/96
                        Through 2/28/97

Advisory Fee               $199,136

Waiver                    (199,136)
                          ---------
Net Advisory Fee               0
                          =========
 --------------------

* The Fund changed its fiscal year from February 28 to August 31.

** The Fund changed its fiscal year from December 31 to August 31.

Expense Limitations

Evergreen Asset as Adviser to Money Market and Tax Exempt has, pursuant to each Investment Advisory Agreement, agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds' Class A, Class B, Class C and Class K shares, as applicable, Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1.00% of their average net assets for any fiscal year. FUNB as Adviser to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury has voluntarily agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Institutional Service shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 0.20 of 1.00% of their average net assets for any fiscal year for

21327
                                                                 14

Institutional shares and 0.45 of 1.00% for Institutional Service shares.

The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to Money Market and Tax Exempt, dated June 30, 1994, were each last approved by the Trustees of each Trust on June 17, 1997, and will continue from year to year provided that such continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund. With respect to Treasury, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees on June 17, 1997, and it will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Pennsylvania, the Investment Advisory Agreement dated January 1, 1996 was first approved by the shareholders of the Fund on December 12, 1995 and will continue until January 1, 1998 and from year to year with respect to the Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the Investment
Advisory Agreements dated September 30, 1996 were approved by each Fund's initial shareholder on September 30, 1996, and will continue in effect until September 30, 1998, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.

Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment

21327
                                                                 15
companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber & Company ("Lieber"). Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Treasury incurred $1,255,724, $601,034 and $462,002, respectively, in administrative service costs.

Prior to January 19, 1996, Furman Selz LLC acted as administrator for Pennsylvania. For the fiscal period ended January 18, 1996 and the fiscal years ended February 28, 1995 and 1994 Furman Selz LLC waived its entire administrative fee.

Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to the Funds and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS, an affiliate of EKD, distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; .0040% on assets in excess of $25 billion. The total assets of the mutual funds for which FUNB affiliates serve as investment adviser were approximately $30.5 billion as of June 30, 1997.

                               DISTRIBUTION PLANS

Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A shares of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Service shares of Institutional Treasury, Institutional Money Market and Institutional Tax Exempt, and for Money Market, its Class B shares, Class C shares and Class K shares are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares, are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Institutional Service, Class B, Class C and Class K shares, as applicable, (to the extent that each Fund offers such classes) (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended by the Fund under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan continues in effect from year to year only if approved at least annually by each Trust's Board of Trustees or by a vote of a majority of each Fund's outstanding shares (as

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                                                                 16
defined in the 1940 Act). In either case, by the vote of a majority of each Trust's Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreement related. Each Distribution Agreement will continue in effect from year to year, if the Board of Trustees approves such continuance annually in the same manner as the Advisory Agreement.

On October 1, 1996 Institutional Money Market, Institutional Tax Exempt and Institutional Treasury commenced the offering of each Fund's Institutional Service shares. Each Plan with respect to such Funds became effective on August 1, 1996 and was initially approved by the sole shareholder of each Fund on September 30, 1996 and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on August 1, 1996. The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Institutional Service shares were also approved at the August 1, 1996 meeting by the unanimous vote of the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class and, in either case, by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.


The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to each Fund's Class A, Institutional Service, Class B, Class C and Class K shares, as applicable. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of each Fund's Class A, Institutional Service, Class B, Class C and Class K shares as applicable and (ii) stimulate administrators to render administrative support services to the Funds and holders of such shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding each Fund's Class A, Institutional Service, Class B, Class C and Class K shares as applicable; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Institutional Service, Class B, Class C and Class K shares, as applicable.

In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of shares of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes of shares, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of such Class or Classes of shares through deferred sales charges. However, the Distributor will ask the Trust's Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of each Trust's (1) Board of Trustees and (2) Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

Any Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Independent Trustees, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in

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                                                                 17
the event of its assignment.

Fees Paid Pursuant to Distribution Plans. Treasury, Money Market, Tax Exempt and Pennsylvania incurred the following distribution service fees:

Treasury. For the fiscal year ended August 31, 1996, $6,381,827 on behalf of Class A shares.

Money Market. For the six months ended February 28, 1997, $2,698,374 on behalf of Class A shares and $39,539 on behalf of Class B shares.

Tax Exempt. For the fiscal year ended August 31, 1996, $1,898,665 on behalf of Class A shares.

Pennsylvania. For the six months ended August 31, 1996 (commencement of operations), $24,476 on behalf of Class A shares.

For the period from November 19, 1996 through February 28, 1997, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury paid EKD, the Distributor, fees of $297,918, $11,834 and $165,813, respectively pursuant to the Distribution Plans.

                             ALLOCATION OF BROKERAGE

Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

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                                                                 18

Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.


                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

Each Fund has qualified and intends to continue to qualify, for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward foreign contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then

21327
                                                                 19
receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations for Tax Exempt, Pennsylvania and Institutional Tax Exempt

To the extent that a Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

                                 NET ASSET VALUE

The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares."

The public offering price of shares of a Fund is its net asset value. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in

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                                                                 20
the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund twice daily, at 12 noon Eastern time and as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Each Fund's securities are valued at amortized cost.
Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, a constant straight line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

                               PURCHASE OF SHARES

The following information supplements that set forth in each Fund's Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus a front-end or contingent deferred sales charges or with a contingent deferred sales charge (the "deferred sales charge alternative") as described below. Class Y and Institutional shares which, as described below, are not offered to the general public or which, in the case of Institutional shares, are only available to investors having certain relationships with the Adviser of its affiliates, are offered without any front-end or contingent deferred sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. For Money Market, Tax Exempt, Pennsylvania and Treasury, the minimum for initial investments is $1,000; there is no minimum for subsequent investments. For Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the minimum amount for initial investments is $1,000,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Institutional Service, Class B, Class C or Class K shares.

Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined, as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a

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                                                                 21
bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. New York time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates are not issued for any class of shares of any Fund, although such shares remain in the shareholder's account on the records of a Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.


Alternative Purchase Arrangements

The Funds issue the following classes of shares:
Pennsylvania, Money Market, Tax Exempt, and Treasury: Class A shares;
Money Market: Class B and Class C shares;
Money Market: Class K shares;
Pennsylvania, Money Market, Tax Exempt and Treasury: Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and its affiliates, and (c) institutional investors; Institutional Money Market, Institutional Tax Exempt and Institutional Treasury:
Institutional Service shares; and Institutional Money Market, Institutional Tax Exempt and Institutional Treasury: Institutional shares.

The classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (1) only Class A, Class B, Class C, Class K and Institutional Service shares are subject to a Rule 12b-1 distribution fee, (II) Class B, Class C and, under certain conditions, class K shares bear the expense of the deferred sales charge, (III) Class B and Class C shares bear the expense of a higher Rule 12b-1 distribution services fee than Class A shares and higher transfer agency costs, (IV) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B, Class C and Class K shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to any class of shares, the Class A shareholders, the Class B shareholders, the Class C shareholders and the Class K shareholdes will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial. Class A and Class K shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B and Class C shares.

The Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C, Class K and Class Y shares of Money Market, Tax Exempt, Pennsylvania and Treasury, as applicable, and the
Institutional Service and Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES

Class A shares of the Funds can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.




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CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares.

The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years after the month of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the six-year period.

To illustrate, assume that an investor purchased 1,000 Class B shares at $1 per share (at a cost of $1,000) and, during such time, the investor has acquired 100 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 500 Class B shares, 100 Class B shares will not be subject to charge because of dividend reinvestment. Therefore, of the $500 of the shares redeemed $400 of the redemption proceeds (400 shares x $1 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

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



The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

CLASS C SHARES--LEVEL-LOAD ALTERNATIVE

Investors choosing the level load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year from the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

CLASS K SHARES

Class K shares of Money Market can be purchased at net asset value without an initial sales charge or contingent deferred sales charge.


                       GENERAL INFORMATION ABOUT THE FUNDS
 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

Evergreen  Money  Market  Fund,  Evergreen  Institutional  Money Market Fund and
Evergreen Institutional Treasury Money Market Fund are each separate series of Evergreen Money Market Trust, a Massachusetts business trust. Evergreen Tax Exempt Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund are each separate series of The Evergreen Municipal Trust, a Massachusetts business trust. The Evergreen Treasury Money Market Fund (which prior to July 7, 1995 was known as the First Union Treasury Money Market Portfolio) is a separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. The Evergreen Pennsylvania Tax Free Money Market Fund is a separate series of Evergreen Tax Free Trust. Evergreen Tax Free Trust (formerly known as FFB Funds Trust) is a Massachusetts business trust which was organized on December 4, 1985. Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

Each Fund, other than Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Pennsylvania, may issue an unlimited number of shares of beneficial interest with a $.001 par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with $0.001 par value. Each of these Funds

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                                                                 24
has two classes of shares, Institutional Service Shares and Institutional Shares with identical voting, dividend, liquidation and other rights, except that the Institutional Service Shares bear distribution expenses and have exclusive voting rights with respect to their Distribution Plans.

Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

Distributor

Evergreen Keystone Distributor, Inc. (the "Distributor"), 125 W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

Price Waterhouse LLP has been selected to be the independent auditors of Money Market, Tax Exempt, Institutional Money Market, Institutional Treasury and Institutional Tax Exempt.

KPMG Peat Marwick LLP has been selected to be the independent auditors of Treasury and Pennsylvania.



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



                             PERFORMANCE INFORMATION

YIELD CALCULATIONS

Each Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will generally equal the total dividends declared with respect to the account.
The yields are then computed as follows:

Current Yield = Beginning Account Value x 365/7
Effective Yield = (1 + Total Dividend for 7 days) 365/7-1 Tax Equivalent Yield = Effective Yield
----------------------
1 - Fed Tax rate + [state Tax Rate - (state Tax Rate x Fed Tax Rate]

Yield fluctuations may reflect changes in a Fund's net investment income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect the yield. Accordingly, a Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of its future yield. Since the Funds use the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from any unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The current yield and effective yield of each Fund (and for Tax Exempt, Institutional Tax Exempt and Pennsylvania, the tax equivalent yield) for the seven-day period ended February 28, 1997 for each Class of shares offered by the Funds is set forth in the table below. The table assumes a Federal tax rate of 36% for Tax Exempt and Institutional Tax Exempt, and a combined Federal and state tax rate for Pennsylvania of 37.8%.


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



                             Current            Effective     Tax Equivalent
                               Yield               Yield           Yield
Money Market
  Class A                     4.86%               4.98%       N/A
  Class B                     4.16%               4.25%       N/A
  Class C                      N/A                 N/A        N/A
  Class Y                     5.16%               5.28%       N/A

Tax Exempt
  Class A                     2.97%               3.01%          4.70%
  Class Y                     3.27%               3.32%          5.19%

Treasury
  Class A                     4.61%               4.72%       N/A
  Class Y                     4.91%               5.04%       N/A

Pennsylvania
  Class A                     2.89%               2.93%          4.71%
  Class Y                     3.03%               3.08%          4.95%


Institutional Tax Exempt
   Institutional              3.24%               3.34%          5.22%
   Institutional Service      2.99%               3.08%          4.81%

Institutional Money Market
   Institutional              5.36%               5.57%       N/A
   Institutional Service      5.10%               5.30%       N/A

Institutional Treasury
   Institutional              5.35%               5.38%       N/A
   Institutional Service      5.10%               5.12%       N/A

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Bank Rate Monitor
National Index which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                              FINANCIAL STATEMENTS

The financial statements of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Money Market, Tax Exempt, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury) or KPMG Peat Marwick LLP (in the case of Pennsylvania and Treasury) are incorporated by reference in this Statement of Additional Information. The Semi-Annual Report of Money

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                                                                 27

Market is also incorporated herein by reference.

You may obtain a copy of each Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.






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



                                  APPENDIX "A"

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group ("S&P"). An S&P corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P's by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of

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                                                                 29
interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service ("Moody's"). A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal

21327
                                                                 30
payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

21327
                                                                 31

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk. COMMERCIAL PAPER RATINGS

Moody's:   Commercial  paper  rated  "Prime"  carries  the  smallest  degree  of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

Special Considerations Relating to Investment In Pennsylvania Municipal Issuers

GENERAL

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate for the years 1990 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for March, 1997 was 5.1% and for the United States for March, 1997 was 5.2%. The population of Pennsylvania, 12,056 million people in 1996 according to the U.S. Bureau of the Census, represents an increase from the 1987 estimate of 11,811 million. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208. . The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996 with positive fund balances of $892,940, $688,304 and $635,182, respectively.

DEBT

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,054 million at June 30, 1996. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1996, all outstanding general obligation bonds of the

Commonwealth were rated AA- by Standard & Poor's Corporation and A-1 by Moody's Investors Service, Inc. (see Appendix A). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2001, the Commonwealth has projected that it will issue notes and bonds totaling $2,325 million and retire bonded debt in the principal amount of $2,239 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of December 31, 1996, total combined debt outstanding for these agencies was $8,356 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of
Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

LOCAL GOVERNMENT DEBT

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

LITIGATION

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in BABY NEAL V. COMMONWEALTH, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. COUNTY OF ALLEGHENY V. COMMONWEALTH OF PENNSYLVANIA involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In PENNSYLVANIA ASSOCIATION OF RURAL AND SMALL SCHOOLS V. CASEY, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

OTHER FACTORS

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non- Commonwealth related obligers, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligers of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                        THE EVERGREEN MONEY MARKET TRUST

PART C.    OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a. The unaudited financial statements listed below are incorporated by reference to the Registrant's Semi-Annual report dated February 28, 1997:

         EVERGREEN MONEY MARKET FUND

         Statement of Investments                 February 28, 1997

         Statement of Assets and Liabilities      February 28, 1997

         Statement of Operations                  For the six months
                                                  ended February 28, 1997

         Statement of Changes in Net Assets       For the period ended
                                                  February 28, 1997

         Financial Highlights
            Class A and B Shares                  For the period of January 4,
                                                  1995 through August 31, 1995,
                                                  the year ended August 31, 1996
                                                  and the six months ended
                                                  February 28, 1997

            Class Y Shares                        For each of the years in the
                                                  two-year period ended October
                                                  31, 1993, for the ten months
                                                  ended August 31, 1994, for
                                                  each of the years in the two-
                                                  year period ended August 31,
                                                  1996 and the six months ended
                                                  February 28, 1997
         Notes to Financial Statements

         The audited financial statements listed below are incorporated by reference to the Registrant's Annual report dated August 31, 1996:

         EVERGREEN MONEY MARKET FUND

         Statement of Investments                 August 31, 1996

         Statement of Assets and Liabilities      August 31, 1996

         Statement of Operations                  For the year
                                                  ended August 31, 1996

         Statement of Changes in Net Assets       For the year ended
                                                  August 31, 1996

         Financial Highlights
            Class A and B Shares                  For the period of January 4,
                                                  1995 through August 31, 1995
                                                  and the year ended
                                                  August 31, 1996

            Class Y Shares                        For each of the years in the
                                                  two-year period ended October
                                                  31, 1993, for the ten months
                                                  ended August 31, 1994 and for
                                                  each of the years in the two-
                                                  year period ended August 31,
                                                  1996
         Notes to Financial Statements

         Report of Independent Auditors


         The audited financial statements listed below are incorporated by reference to the Registrant's Annual Report dated February 28, 1997:

         EVERGREEN INSTITUTIONAL MONEY MARKET FUND
         (For Institutional Service Shares and Institutional Shares)
         Statement of  Investments                February 28, 1997

         Statement of Assets and  Liabilities     February 28, 1997

         Statement  of  Operations                For the period ended
                                                  February 28, 1997

         Statements  of Changes in Net Assets     For the period ended
                                                  February 28, 1997
         Financial Highlights
            Institutional Shares                  For the period ended February
                                                  28, 1997

            Institutional Service Shares          For the period ended February
                                                  28, 1997
         Notes to Financial Statements

         Report of Independent Accountants        April 28, 1997

         EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND
         (For Institutional Service Shares and Institutional Shares)
         Statement of  Investments                February 28, 1997

         Statement of Assets and  Liabilities     February 28, 1997

         Statement  of  Operations                For the period ended
                                                  February 28, 1997

         Statements  of Changes in Net Assets     For the period ended
                                                  February 28, 1997
         Financial Highlights
            Institutional Shares                  For the period ended February
                                                  28, 1997

            Institutional Service Shares          For the period ended February
                                                  28, 1997

         Notes  to  Financial   Statements

         Report  of Independent Accountants       April 28, 1997


b.       Exhibits

           Number   Description

           1(A)     Amended and Restated Declaration of Trust(1)
           1(B)     Form of Instrument providing for the Establishment
                        and Designation of Classes(1)
           1(C)     Form Amendment to Declaration of Trust
                     and Certification of Designation(2)
           2        By-Laws(3)
           3        None
           4        Instruments Defining Rights of Shareholders(1)(3)
           5(A)     Investment Advisory Agreement(2)
           5(B)     Investment Subadvisory Agreement(1)
           6        Distribution Agreement(4)
           7        None
           8        Custodian Agreement(5)
           9        None
           10       Opinion of Counsel(6)
           11       Consent of Price Waterhouse LLP, independent accountants(7)
                    Consent of KPMG Peat Marwick LLP, independent accountants(7)
           12       None
           13       None
           14       None
           15       Rule 12b-1 Distribution Plan(4)
           16       None
           17       Financial Data Schedules(7)
           18       Multiple Class Plan(7)

- --------------------------
         (1) Incorporated by reference to Post-effective Amendment No. 9 to Registration Statement No. 33-16706 (the "Registration Statement") filed December 10, 1994.
         (2) Incorporated by reference to Post-effective Amendment No. 12 the Registration Statement filed September 11, 1996.
         (3) Incorporated by reference to the Registration Statement filed August 4, 1987.
         (4)  Filed herewith.
         (5) Incorporated by reference to Post-effective Amendment No. 6 to the Registration Statement filed March 8, 1993.
         (6) Opinion of Counsel relating to shares of the Money Market Fund is incorporated by reference to the Fund's Form 24f-2 filed on or about October 31, 1996.
              Opinion of Counsel relating to shares of the Institutional Money Market Fund and the Institutional Treasury Money Market Fund is incorporated by reference to the Funds' Form 24f-2 filed on or about April 30, 1997.
          (7) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed May 20, 1997.

Item 25. Persons Controlled by or Under Common Control with Registrant

         None

Item 26. Number of Holders of Securities (as of April 30, 1997)

         (1)                                                         (2)
                                                              Number of Record
         Title of Class                                         Shareholders

Evergreen Money Market Fund

Class Y Shares of Beneficial Interest ($0.0001 par value)        12,033

Class A Shares of Beneficial Interest ($0.0001 par value)        18,824

Class B Shares of Beneficial Interest ($0.0001 par value)           474

Evergreen Institutional Money Market Fund
     Institutional Shares ($0.0001 par value)                        10

     Institutional Service Shares ($0.0001 par value)                60

Evergreen Institutional Treasury Money Market Fund
     Institutional Shares ($0.001 par value)                          5

     Institutional Service Shares ($0.0001 par value)                22


Item 27. Indemnification

         Provisions  for  the  indemnification  of  Registrant's   Trustees  and
Officers are contained in Article XI of the Registrant's By-Laws.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Item 4 of the Distribution Agreement, a copy of the form of which is filed herewith and is incorporated by reference herein.

Item 28. Business or Other Connections of Investment Adviser

     (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds-Investment Adviser" in Part A.



     The Directors and principal executive officers of First Union National Bank, parent of the Registrants's investment adviser and sub-adviser, are set forth in the following tables:


                            FIRST UNION NATIONAL BANK
                               BOARD OF DIRECTORS

                              Edward E. Crutchfield
                             Anthony P. Terracciano
                                John R. Georgius
                              Marion A. Cowell, Jr.
                                Robert T. Atwood

            All of the Directors are located at the following address:
            First Union National Bank, 301 South College Street,
            Charlotte, NC  28288


                            FIRST UNION NATIONAL BANK
                               EXECUTIVE OFFICERS

          Edward E. Crutchfield, Chairman & CEO, First Union Corporation John R. Georgius, Vice Chairman, First Union Corporation
          Marion A. Cowell, Jr., Secretary and EVP, First Union Corporation Robert T. Atwood, EVP & CFO, First Union Corporation
          Anthony P. Terracciano, President, First Union Corporation

            All of the Executive Officers are located at the following address: First Union National Bank, 301 South College Street, Charlotte, NC 28288


Item 29. Principal Underwriters

         Evergreen Keystone Distributor, Inc.(formerly known as Evergreen Funds Distributor, Inc.) The Director and principal executive officers are:

Director       Michael C. Petrycki

Officers       Lynn J. Mangum           Chairman/CEO
               Robert J. McMullan       Executive Vice President/Treasurer
               J. David Huber           President
               Kevin J. Dell            Vice President/General Counsel/Secretary
               Mark J. Rybarczyk        Senior Vice President
               Dennis Sheehan           Senior Vice President
               Mark Dillon              Senior Vice President
               George Martinez          Senior Vice President
               D'Ray Moore              Vice President
               Dale Smith               Vice President
               Michael Burns            Vice President
               Bruce Treff              Assistant Secretary
               Annamaria Porcaro        Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

Evergreen Latin America Fund
Evergreen Trust:
     Evergreen Fund
     Evergreen Aggressive Growth Fund
Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) Evergreen Limited Market Fund, Inc.
Evergreen Growth and Income Fund
Evergreen Money Market Trust:
     Evergreen Money Market Fund
     Evergreen Institutional Money Market Fund
     Evergreen Institutional Treasury Money Market Fund
Evergreen American Retirement Trust:
     Evergreen American Retirement Fund
     Evergreen Small Cap Equity Income Fund
Evergreen Municipal Trust:
     Evergreen Tax Exempt Money Market Fund
     Evergreen Short-Intermediate Municipal Fund
     Evergreen Florida High Income Municipal Bond Fund
     Evergreen Institutional Tax Exempt Money Market Fund
Evergreen Equity Trust:
     Evergreen Global Real Estate Equity Fund
     Evergreen U.S. Real Estate Equity Fund
     Evergreen Global Leaders Fund
Evergreen Foundation Trust:
     Evergreen Foundation Fund
     Evergreen Tax Strategic Foundation Fund
Evergreen Investment Trust:
     Evergreen Emerging Markets Growth Fund
     Evergreen  International Equity Fund
     Evergreen  Balanced  Fund
     Evergreen  Value  Fund
     Evergreen  Utility  Fund
     Evergreen  Short-Intermediate  Bond Fund
     Evergreen  U.S.  Government  Fund
     Evergreen Florida Municipal Bond Fund
     Evergreen Georgia Municipal Bond Fund
     Evergreen  North  Carolina  Municipal  Bond Fund
     Evergreen  South Carolina Municipal Bond Fund
     Evergreen  Virginia  Municipal Bond Fund
     Evergreen High Grade Tax Free Fund
     Evergreen Treasury Money Market Fund
Evergreen Lexicon Trust:
     Evergreen Intermediate Term Government Securities Fund
     Evergreen Intermediate Term Bond Fund
Evergreen Tax Free Trust:
     Evergreen Pennsylvania Tax Free Money Market Fund
     Evergreen New Jersey Tax Free Income Fund
Evergreen Variable Trust:
     Evergreen VA Fund
     Evergreen VA Growth and Income Fund
     Evergreen VA Foundation Fund
     Evergreem VA Global Leaders Fund
     Evergreen VA Strategic Income Fund
     Evergreen VA Aggressive Growth Fund

Keystone Balanced Fund II
Keystone Capital Preservation and Income Fund
Keystone Fund for Total Return
Keystone Global Opportunities Fund
Keystone Global Resources and Development Fund
Keystone Intermediate Term Bond Fund
Keystone Omega Fund
Keystone Small Company Growth Fund II
Keystone State Tax Free Fund:
     Florida Tax Free Fund
     Massachusetts Tax Free Fund
     Pennsylvania Tax Free Fund
     New York Insured Tax Free Fund
Keystone State Tax Free Fund- Series II:
     California Insured Tax Free Fund
     Missouri Tax Free Fund
Keystone Strategic Income Fund
Keystone Tax Free Income Fund
Keystone Quality Bond Fund (B-1)
Keystone Diversified Bond Fund (B-2)
Keystone High Income Bond Fund (B-4)
Keystone Balanced  Fund (K-1)
Keystone Strategic Growth Fund (K-2)
Keystone Growth and Income Fund (S-1)
Keystone Small Company Growth Fund (S-4)
Keystone Institutional Adjustable Rate Fund
Keystone Institutional Trust
Keystone International Fund Inc.
Keystone Precious Metals Holdings, Inc.
Keystone Tax Free Fund

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171, the offices of Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577, the office of First Union National Bank, 301 South College Street, Charlotte, North Carolina 28288, or the offices of Keystone Investment Management Company and Evergreen Keystone Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Item 31. Management Services

        All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32. Undertakings


         Registrant hereby undertakes to comply with the provision of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 1st day of August, 1997.

                                  EVERGREEN MONEY MARKET TRUST

                                        /s/ John J. Pileggi
                                   by-----------------------------
                                        John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 1st day of August, 1997.

Signatures                           Title                      Date
------------                         -----                      ----


------------------------            President                   August 1, 1997
John J. Pileggi




------------------------            Trustee                    August 1, 1997
Foster Bam
by James P. Wallin
Attorney - In - Fact


/s/ Laurence B. Ashkin*
- -----------------------            Trustee                   August 1, 1997
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell*
- -----------------------            Trustee                  August 1, 1997
James S. Howell
by James P. Wallin
Attorney - In - Fact


/s/Gerald M. McDonnell*
- -----------------------            Trustee                  August 1, 1997
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry*
- -----------------------            Trustee                 August 1, 1997
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact


/s/William Walt Pettit*
- -----------------------            Trustee                  August 1, 1997
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D.*
- ------------------------------     Trustee                  August 1, 1997
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact


/s/Michael S. Scofield*
- -----------------------            Trustee                  August 1, 1997
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact


*By: /s/ James P. Wallin
    -------------------------
    James P. Wallin**
    Attorney-in-Fact

**James P. Wallin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons filed as part of the Registration Statement to Registran'ts previous filings on Form N-1A.


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                                INDEX TO EXHIBITS

Exhibit
Number                   Description


6                        Distribution Agreement

15                       12b-1 Distribution Plan